INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2018
Income Taxes Tables Abstract
Schedule of Income tax expense
	2018	2017	2016

Current income tax expense	$1,052	$2,911	$3,434
Deferred income tax expense (recovery)	(645)	(140)	1,005
Total income tax expense	$407	$2,771	$4,439

Schedule of reconciliation of income taxes

	2018	2017	2016
		(Note 3)	(Note 3)
Net income before income taxes	$2,033	$5,293	$6,455
Combined statutory tax rate	27.00%	26.00%	26.00%

Income tax expense at the Canadian statutory rate	549	1,376	1,678

Reconciling items:
Effect of difference in foreign tax rates	48	285	307
Non-deductible/non-taxable items	(121)	602	700
Change in unrecognized deductible temporary differences	(257)	1,086	1,408
Impact of foreign exchange	915	(491)	778
Special mining duties	117	511	780
Impact of change of tax rates	-	(322)	-
Revisions to estimates	(368)	(248)	(1,095)
Share issue costs	(231)	-	(379)
Other items	(245)	(106)	262

Income tax expense recognized in the year	$407	$2,771	$4,439

Deferred income tax assets and liabilities

	December 31,	December 31,	January 1,
	2018	2017	2017

Deferred income tax assets	$4,654	$4,888	$2,831
Deferred income tax liabilities	(8,557)	(9,436)	(7,519)

	$(3,903)	$(4,548)	$(4,688)

The approximate tax effects of each type of temporary difference that gives rise to potential deferred income tax assets and liabilities are as follows:

	December 31, 2018	December 31, 2017	January 1, 2017

Reclamation provision	$491	$594	$503
Non-capital losses	3,104	3,197	-
Other deductible temporary differences	1,059	1,097	2,328
Inventory	(94)	(230)	(101)
Exploration and evaluation assets	(6,378)	(6,464)	(4,265)
Plant, equipment and mining properties	(2,085)	(2,742)	(3,153)

Net deferred income tax liabilities	$(3,903)	$(4,548)	$(4,688)

Unrecognized deductible temporary differences

	December 31, 2017	December 31, 2016	January 1, 2016

Tax losses carried forward	$13,790	$13,973	$17,350
Share issue costs	1,263	1,100	1,466
Plant, equipment and mining properties	6,096	6,198	3,873
Exploration and evaluation assets	1,207	1,330	1,257
Investments	44	198	189
Reclamation provision and other	9,489	10,054	5,603

Unrecognized deductible temporary differences	$31,889	$32,853	$29,739